Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Parentheticals) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Brazilian Tax rate	34.00%
Income tax benefit	$ (4,025)	$ (9,472)	$ 4,288
BRAZIL
Statements [Line Items]
Corporate tax rate	25.00%
Percentage Of Social Contribution On Net Profits rate	9.00%
UNITED STATES
Statements [Line Items]
Corporate tax rate	21.00%
Accumulated net operating losses	$ 55,780	25,963
Income tax benefit	$ 11,714	5,452
UNITED KINGDOM
Statements [Line Items]
Corporate tax rate	19.00%
Accumulated net operating losses	$ 46,463	21,889
Income tax benefit	$ 9,398	$ 4,159
ARGENTINA
Statements [Line Items]
Corporate tax rate	35.00%
COLOMBIA
Statements [Line Items]
Corporate tax rate	35.00%